Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	abrdn ETFs
Entity Central Index Key	0001597934
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000176936
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Trading Symbol	BCD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abrdn.com/en-us/us/investor/fund-centre#literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	https://www.abrdn.com/en-us/us/investor/fund-centre#literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index 3 Month Forward Total ReturnSM (the “Index”). The Index is a three-month forward version of the Bloomberg Commodity Index Total ReturnSM (“BCOMTR”), which reflects the return on a fully collateralized investment in the Bloomberg Commodity IndexSM (“BCOM”). The Fund is called “Longer Dated” because the Index it seeks to track is designed to track commodity futures with a longer maturity than that of the BCOMTR and BCOM. For the fiscal year ended December 31, 2024, on a market price basis, the Fund returned (+6.20%). On a net asset value (“NAV”) basis, the Fund returned (+5.87%). During the same fiscal period, the Index returned (+6.20%). Differences between the return of the Fund and the return of the Index are attributable to, fees and operating expenses incurred by the Fund, slight position differences between the Index and the Fund, and the difference in the return on the collateral invested in U.S. Treasury Bills. While the Fund holds the U.S. Treasury Bills to maturity, the Index calculates the return on cash collateral using a hypothetical treasury bill that is based on the most recent weekly auction high rate for 13-week (3-month) U.S. Treasury Bills.

Over the fiscal period, the Precious Metals, Agricultural Softs and Livestock sectors contributed to performance. The largest contributors to total return were Gold, Coffee, Silver, Live Cattle and Lean Hogs.

Over the fiscal period, the Energy, Agricultural Grains and Industrial Metals sectors detracted from performance. The largest detractors to total return were Soybeans, Natural Gas, Corn, Soybean Meal and Wheat.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)	S&P 500 Index Total Return	Bloomberg Commodity Index Total Return	Bloomberg Commodity Index 3 Month Forward Total Return
3/30/17	$10,000	$10,000	$10,000	$10,000
3/31/17	$10,000	$10,000	$10,000	$10,000
4/30/17	$9,872	$10,103	$9,849	$9,874
5/31/17	$9,676	$10,245	$9,719	$9,730
6/30/17	$9,660	$10,309	$9,700	$9,726
7/31/17	$9,904	$10,521	$9,919	$9,957
8/31/17	$9,932	$10,553	$9,959	$10,005
9/30/17	$9,920	$10,771	$9,944	$10,015
10/31/17	$10,112	$11,022	$10,158	$10,213
11/30/17	$10,224	$11,360	$10,111	$10,236
12/31/17	$10,308	$11,486	$10,413	$10,519
1/31/18	$10,656	$12,144	$10,619	$10,749
2/28/18	$10,568	$11,696	$10,436	$10,630
3/31/18	$10,404	$11,399	$10,371	$10,596
4/30/18	$10,716	$11,443	$10,639	$10,851
5/31/18	$10,916	$11,718	$10,790	$11,044
6/30/18	$10,494	$11,791	$10,412	$10,623
7/31/18	$10,304	$12,229	$10,190	$10,442
8/31/18	$10,119	$12,628	$10,010	$10,276
9/30/18	$10,308	$12,700	$10,202	$10,409
10/31/18	$10,079	$11,832	$9,982	$10,171
11/30/18	$9,635	$12,073	$9,925	$9,794
12/31/18	$9,417	$10,983	$9,242	$9,538
1/31/19	$9,913	$11,863	$9,745	$10,066
2/28/19	$10,015	$12,244	$9,844	$10,205
3/31/19	$9,991	$12,482	$9,826	$10,172
4/30/19	$9,931	$12,987	$9,785	$10,105
5/31/19	$9,567	$12,162	$9,455	$9,760
6/30/19	$9,790	$13,019	$9,709	$10,009
7/31/19	$9,683	$13,206	$9,644	$9,944
8/31/19	$9,439	$12,997	$9,420	$9,688
9/30/19	$9,594	$13,240	$9,531	$9,807
10/31/19	$9,779	$13,527	$9,724	$9,999
11/30/19	$9,612	$14,018	$9,475	$9,819
12/31/19	$10,108	$14,441	$9,952	$10,341
1/31/20	$9,449	$14,435	$9,220	$9,665
2/29/20	$8,987	$13,247	$8,756	$9,193
3/31/20	$8,049	$11,611	$7,634	$8,303
4/30/20	$8,072	$13,099	$7,517	$8,320
5/31/20	$8,417	$13,723	$7,843	$8,592
6/30/20	$8,662	$13,996	$8,022	$8,849
7/31/20	$9,239	$14,785	$8,480	$9,394
8/31/20	$9,779	$15,848	$9,053	$9,942
9/30/20	$9,573	$15,246	$8,750	$9,695
10/31/20	$9,580	$14,840	$8,873	$9,730
11/30/20	$10,034	$16,465	$9,185	$10,136
12/31/20	$10,590	$17,098	$9,642	$10,701
1/31/21	$10,820	$16,925	$9,895	$10,975
2/28/21	$11,477	$17,392	$10,535	$11,633
3/31/21	$11,268	$18,154	$10,309	$11,424
4/30/21	$12,147	$19,122	$11,163	$12,318
5/31/21	$12,582	$19,256	$11,468	$12,757
6/30/21	$12,933	$19,706	$11,680	$13,080
7/31/21	$13,176	$20,174	$11,895	$13,351
8/31/21	$13,117	$20,787	$11,860	$13,371
9/30/21	$13,763	$19,820	$12,450	$13,995
10/31/21	$14,134	$21,209	$12,772	$14,346
11/30/21	$13,414	$21,062	$11,838	$13,609
12/31/21	$13,951	$22,006	$12,255	$14,244
1/31/22	$15,031	$20,867	$13,331	$15,282
2/28/22	$15,880	$20,242	$14,162	$16,186
3/31/22	$17,291	$20,994	$15,386	$17,676
4/30/22	$18,017	$19,163	$16,023	$18,471
5/31/22	$18,398	$19,198	$16,268	$18,789
6/30/22	$16,383	$17,614	$14,515	$16,750
7/31/22	$17,014	$19,238	$15,134	$17,500
8/31/22	$17,078	$18,453	$15,147	$17,561
9/30/22	$15,766	$16,754	$13,919	$16,227
10/31/22	$16,011	$18,110	$14,196	$16,547
11/30/22	$16,706	$19,122	$14,585	$17,153
12/31/22	$16,522	$18,020	$14,228	$17,026
1/31/23	$16,593	$19,153	$14,158	$17,094
2/28/23	$15,867	$18,685	$13,493	$16,371
3/31/23	$15,829	$19,371	$13,465	$16,346
4/30/23	$15,667	$19,674	$13,364	$16,200
5/31/23	$14,764	$19,759	$12,610	$15,305
6/30/23	$15,237	$21,065	$13,120	$15,796
7/31/23	$16,168	$21,742	$13,941	$16,704
8/31/23	$16,039	$21,395	$13,834	$16,591
9/30/23	$15,800	$20,375	$13,738	$16,356
10/31/23	$15,901	$19,947	$13,774	$16,451
11/30/23	$15,619	$21,769	$13,464	$16,222
12/31/23	$15,268	$22,757	$13,102	$15,855
1/31/24	$15,293	$23,140	$13,154	$15,869
2/29/24	$15,128	$24,375	$12,960	$15,695
3/31/24	$15,747	$25,160	$13,389	$16,330
4/30/24	$16,166	$24,132	$13,750	$16,813
5/31/24	$16,491	$25,329	$13,991	$17,141
6/30/24	$16,181	$26,238	$13,776	$16,808
7/31/24	$15,687	$26,557	$13,220	$16,257
8/31/24	$15,615	$27,201	$13,226	$16,225
9/30/24	$16,311	$27,782	$13,869	$16,957
10/31/24	$16,131	$27,530	$13,612	$16,694
11/30/24	$16,092	$29,146	$13,667	$16,710
12/31/24	$16,215	$28,451	$13,807	$16,838

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (3/30/17)
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)	5.87%	9.89%	6.42%
S&P 500 Index Total Return	25.02%	14.53%	14.39%
Bloomberg Commodity Index Total Return	5.38%	6.77%	4.24%
Bloomberg Commodity Index 3 Month Forward Total Return	6.20%	10.24%	6.95%

Performance Inception Date	Mar. 30, 2017
No Deduction of Taxes [Text Block]	Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
AssetsNet	$ 233,205,164
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 640,218
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	$233,205,164
Total Number of Portfolio Holdings	66
Portfolio Turnover RateFootnote Reference*	0%
Total Advisory Fees Paid	$640,218
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Value	Value
Energy	28.4%
Agriculture	27.5%
Metals - Precious	22.9%
Metals - Industrial	15.3%
Livestock	5.9%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Gold 100 oz. future	17.6%
Natural gas future	9.0%
Brent crude future	6.6%
WTI crude future	6.5%
Copper future	5.3%
Corn future	5.3%
Silver future	5.3%
Coffee 'C' future	4.8%
Soybean future	4.5%
PRI Aluminum future	4.3%

Material Fund Change [Text Block]
C000176935
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Trading Symbol	BCI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abrdn.com/en-us/us/investor/fund-centre#literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	https://www.abrdn.com/en-us/us/investor/fund-centre#literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The abrdn Bloomberg All Commodity Strategy K-1 Free ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Commodity Index Total ReturnSM (the “Index”). The Index reflects the return on a fully collateralized investment in the Bloomberg Commodity IndexSM (“BCOM”), which is composed of futures contracts on physical commodities and is designed to be a highly liquid and broad-based benchmark for commodities futures investments. For the fiscal year ended December 31, 2024, on a market price basis, the Fund returned (+5.47%). On a net asset value (“NAV”) basis, the Fund returned (+5.08%). During the same fiscal period, the Index returned (+5.38%). Differences between the return of the Fund and the return of the Index are attributable to, fees and operating expenses incurred by the Fund, slight position differences between the Index and the Fund, and the difference in the return on the collateral invested in U.S. Treasury Bills. While the Fund holds the U.S. Treasury Bills to maturity, the Index calculates the return on cash collateral using a hypothetical treasury bill that is based on the most recent weekly auction high rate for 13-week (3-month) U.S. Treasury Bills.

Over the fiscal period, the Precious Metals, Agricultural Softs and Livestock sectors contributed to performance. The largest contributors to total return were Gold, Coffee, Silver, Live Cattle and Lean Hogs.

Over the fiscal period, the Energy, Agricultural Grains and Industrial Metals sectors detracted from performance. The largest detractors to total return were Natural Gas, Soybeans, Wheat, Corn and Soybean Oil.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)	S&P 500 Index Total Return	Bloomberg Commodity Index Total Return
3/30/17	$10,000	$10,000	$10,000
3/31/17	$10,012	$10,000	$10,000
4/30/17	$9,816	$10,103	$9,849
5/31/17	$9,652	$10,245	$9,719
6/30/17	$9,644	$10,309	$9,700
7/31/17	$9,872	$10,521	$9,919
8/31/17	$9,884	$10,553	$9,959
9/30/17	$9,872	$10,771	$9,944
10/31/17	$10,082	$11,022	$10,158
11/30/17	$10,016	$11,360	$10,111
12/31/17	$10,305	$11,486	$10,413
1/31/18	$10,524	$12,144	$10,619
2/28/18	$10,313	$11,696	$10,436
3/31/18	$10,246	$11,399	$10,371
4/30/18	$10,498	$11,443	$10,639
5/31/18	$10,663	$11,718	$10,790
6/30/18	$10,275	$11,791	$10,412
7/31/18	$10,052	$12,229	$10,190
8/31/18	$9,882	$12,628	$10,010
9/30/18	$10,069	$12,700	$10,202
10/31/18	$9,842	$11,832	$9,982
11/30/18	$9,774	$12,073	$9,925
12/31/18	$9,151	$10,983	$9,242
1/31/19	$9,597	$11,863	$9,745
2/28/19	$9,678	$12,244	$9,844
3/31/19	$9,657	$12,482	$9,826
4/30/19	$9,627	$12,987	$9,785
5/31/19	$9,278	$12,162	$9,455
6/30/19	$9,525	$13,019	$9,709
7/31/19	$9,444	$13,206	$9,644
8/31/19	$9,266	$12,997	$9,420
9/30/19	$9,376	$13,240	$9,531
10/31/19	$9,568	$13,527	$9,724
11/30/19	$9,322	$14,018	$9,475
12/31/19	$9,796	$14,441	$9,952
1/31/20	$9,060	$14,435	$9,220
2/29/20	$8,643	$13,247	$8,756
3/31/20	$7,537	$11,611	$7,634
4/30/20	$7,412	$13,099	$7,517
5/31/20	$7,730	$13,723	$7,843
6/30/20	$7,892	$13,996	$8,022
7/31/20	$8,345	$14,785	$8,480
8/31/20	$8,898	$15,848	$9,053
9/30/20	$8,600	$15,246	$8,750
10/31/20	$8,738	$14,840	$8,873
11/30/20	$9,079	$16,465	$9,185
12/31/20	$9,525	$17,098	$9,642
1/31/21	$9,734	$16,925	$9,895
2/28/21	$10,348	$17,392	$10,535
3/31/21	$10,126	$18,154	$10,309
4/30/21	$10,961	$19,122	$11,163
5/31/21	$11,239	$19,256	$11,468
6/30/21	$11,470	$19,706	$11,680
7/31/21	$11,644	$20,174	$11,895
8/31/21	$11,596	$20,787	$11,860
9/30/21	$12,209	$19,820	$12,450
10/31/21	$12,514	$21,209	$12,772
11/30/21	$11,609	$21,062	$11,838
12/31/21	$11,988	$22,006	$12,255
1/31/22	$13,010	$20,867	$13,331
2/28/22	$13,849	$20,242	$14,162
3/31/22	$14,976	$20,994	$15,386
4/30/22	$15,560	$19,163	$16,023
5/31/22	$15,862	$19,198	$16,268
6/30/22	$14,162	$17,614	$14,515
7/31/22	$14,699	$19,238	$15,134
8/31/22	$14,647	$18,453	$15,147
9/30/22	$13,469	$16,754	$13,919
10/31/22	$13,677	$18,110	$14,196
11/30/22	$14,173	$19,122	$14,585
12/31/22	$13,814	$18,020	$14,228
1/31/23	$13,695	$19,153	$14,158
2/28/23	$13,013	$18,685	$13,493
3/31/23	$13,007	$19,371	$13,465
4/30/23	$12,906	$19,674	$13,364
5/31/23	$12,149	$19,759	$12,610
6/30/23	$12,625	$21,065	$13,120
7/31/23	$13,464	$21,742	$13,941
8/31/23	$13,326	$21,395	$13,834
9/30/23	$13,220	$20,375	$13,738
10/31/23	$13,270	$19,947	$13,774
11/30/23	$12,950	$21,769	$13,464
12/31/23	$12,600	$22,757	$13,102
1/31/24	$12,645	$23,140	$13,154
2/29/24	$12,463	$24,375	$12,960
3/31/24	$12,866	$25,160	$13,389
4/30/24	$13,179	$24,132	$13,749
5/31/24	$13,465	$25,329	$13,991
6/30/24	$13,231	$26,238	$13,776
7/31/24	$12,743	$26,557	$13,220
8/31/24	$12,717	$27,201	$13,226
9/30/24	$13,302	$27,782	$13,869
10/31/24	$13,127	$27,530	$13,612
11/30/24	$13,133	$29,146	$13,667
12/31/24	$13,288	$28,451	$13,807

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (3/30/17)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)	5.08%	6.27%	3.70%
S&P 500 Index Total Return	25.02%	14.53%	14.39%
Bloomberg Commodity Index Total Return	5.38%	6.77%	4.24%

Performance Inception Date	Mar. 30, 2017
No Deduction of Taxes [Text Block]	Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
AssetsNet	$ 1,267,907,145
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,583,221
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	$1,267,907,145
Total Number of Portfolio Holdings	58
Portfolio Turnover RateFootnote Reference*	0%
Total Advisory Fees Paid	$2,583,221
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]

Sector AllocationFootnote Reference* (%)

Value	Value
Energy	28.5%
Agriculture	27.8%
Metals - Precious	22.7%
Metals - Industrial	15.4%
Livestock	5.6%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]

Top Ten Fund Holdings* (%)

Gold 100 oz. future	17.4%
Natural gas future	8.9%
Brent crude future	6.8%
WTI crude future	6.7%
Copper future	5.3%
Silver future	5.3%
Corn future	5.3%
Coffee 'C' future	4.9%
Soybean future	4.5%
PRI Aluminum future	4.4%

Material Fund Change [Text Block]
C000229118
Shareholder Report [Line Items]
Fund Name	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF
Trading Symbol	BCIM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abrdn.com/en-us/us/investor/fund-centre#literature. You can also request this information by contacting us at 844-383-7289.
Additional Information Phone Number	844-383-7289
Additional Information Website	https://www.abrdn.com/en-us/us/investor/fund-centre#literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg Industrial Metals Total Return SubindexSM (the “Index”). The Index reflects the return on a fully collateralized investment in the Bloomberg Industrial Metals SubindexSM (“BCOMIN”), which is composed of futures contracts on certain industrial metals commodity futures contracts. For the fiscal year ended December 31, 2024, on a market price basis, the Fund returned (+3.36%). On a net asset value (“NAV”) basis, the Fund returned (+3.17%). During the same fiscal period, the Index returned (+3.54%). Differences between the return of the Fund and the return of the Index are attributable to, fees and operating expenses incurred by the Fund, slight position differences between the Index and the Fund, and the difference in the return on the collateral invested in U.S. Treasury Bills. While the Fund holds the U.S. Treasury Bills to maturity, the Index calculates the return on cash collateral using a hypothetical treasury bill that is based on the most recent weekly auction high rate for 13-week (3-month) U.S. Treasury Bills.

Over the fiscal period, the largest contributors to total return were Zinc, Copper and Aluminum.

Over the fiscal period, the largest detractors to total return were Nickel and Lead.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NOT A GOOD PREDICTOR OF THE FUND'S FUTURE PERFORMANCE.
Line Graph [Table Text Block]
	abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (NAV)	S&P 500 Index Total Return	Bloomberg Commodity Index Total Return	Bloomberg Industrial Metals Total Return Subindex
9/22/21	$10,000	$10,000	$10,000	$10,000
9/30/21	$9,685	$10,000	$10,000	$10,000
10/31/21	$10,147	$10,701	$10,258	$10,451
11/30/21	$9,862	$10,626	$9,508	$10,208
12/31/21	$10,480	$11,103	$9,844	$10,861
1/31/22	$10,779	$10,528	$10,708	$11,182
2/28/22	$11,519	$10,213	$11,375	$11,894
3/31/22	$12,812	$10,592	$12,358	$13,329
4/30/22	$11,954	$9,668	$12,870	$12,488
5/31/22	$11,232	$9,686	$13,066	$11,682
6/30/22	$9,407	$8,887	$11,659	$9,817
7/31/22	$9,598	$9,706	$12,156	$9,977
8/31/22	$9,328	$9,310	$12,166	$9,712
9/30/22	$8,721	$8,453	$11,180	$9,103
10/31/22	$8,666	$9,137	$11,402	$9,052
11/30/22	$9,978	$9,648	$11,715	$10,368
12/31/22	$10,137	$9,092	$11,428	$10,600
1/31/23	$10,935	$9,663	$11,372	$11,460
2/28/23	$9,963	$9,427	$10,837	$10,413
3/31/23	$9,882	$9,774	$10,815	$10,378
4/30/23	$9,563	$9,926	$10,734	$10,022
5/31/23	$8,777	$9,969	$10,129	$9,184
6/30/23	$8,850	$10,628	$10,538	$9,289
7/31/23	$9,475	$10,969	$11,197	$9,932
8/31/23	$9,008	$10,795	$11,112	$9,467
9/30/23	$9,156	$10,280	$11,034	$9,616
10/31/23	$8,774	$10,064	$11,064	$9,226
11/30/23	$8,812	$10,983	$10,814	$9,258
12/31/23	$9,152	$11,482	$10,524	$9,631
1/31/24	$8,959	$11,675	$10,565	$9,448
2/29/24	$8,893	$12,298	$10,410	$9,396
3/31/24	$9,075	$12,694	$10,754	$9,560
4/30/24	$10,282	$12,176	$11,044	$10,891
5/31/24	$10,519	$12,779	$11,238	$11,088
6/30/24	$9,895	$13,238	$11,065	$10,496
7/31/24	$9,304	$13,399	$10,618	$9,784
8/31/24	$9,579	$13,724	$10,623	$10,117
9/30/24	$10,210	$14,017	$11,140	$10,807
10/31/24	$9,879	$13,890	$10,933	$10,406
11/30/24	$9,725	$14,705	$10,978	$10,282
12/31/24	$9,459	$14,355	$11,090	$9,972

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (9/22/21)
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF (NAV)	3.17%	(1.73%)
S&P 500 Index Total Return	25.02%	10.59%
Bloomberg Commodity Index Total Return	5.38%	4.01%
Bloomberg Industrial Metals Total Return Subindex	3.54%	(1.15%)

Performance Inception Date	Sep. 22, 2021
No Deduction of Taxes [Text Block]	Fund performance data shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
AssetsNet	$ 17,994,813
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 91,804
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	$17,994,813
Total Number of Portfolio Holdings	36
Portfolio Turnover RateFootnote Reference*	0%
Total Advisory Fees Paid	$91,804
Footnote	Description
Footnote*	Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would have a higher portfolio turnover rate. In-Kind transactions are not included in the portfolio turnover.

Holdings [Text Block]	Sector AllocationFootnote Reference* (%)
Value	Value
Copper	34.2%
Aluminum	28.1%
Zinc	17.9%
Nickel	14.9%
Lead	4.9%
Footnote	Description
Footnote*	Short-term investments held have been excluded.

Largest Holdings [Text Block]	Top Fund Holdings* (%)
Copper future	34.2%
PRI Aluminum future	28.1%
Zinc future	17.9%
Nickel future	14.9%
Lead future	4.9%

Material Fund Change [Text Block]